Changes in Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Balance at beginning of period	$ 2,068,235	$ 2,068,799
Acquisitions	91,174	8,464
Adjustments to purchase price allocations		(3,096)
Divestitures	(72)	(5,932)
Balance at end of period	2,159,337	2,068,235
Mid-America Group
Goodwill [Line Items]
Balance at beginning of period	281,403	282,117
Divestitures		(714)
Balance at end of period	281,403	281,403
Southeast Group
Goodwill [Line Items]
Balance at beginning of period	50,346	50,346
Balance at end of period	50,346	50,346
West Group
Goodwill [Line Items]
Balance at beginning of period	871,220	852,436
Acquisitions	91,174	8,464
Adjustments to purchase price allocations		15,538
Divestitures	(72)	(5,218)
Balance at end of period	962,322	871,220
Cement
Goodwill [Line Items]
Balance at beginning of period	865,266	883,900
Adjustments to purchase price allocations		(18,634)
Balance at end of period	$ 865,266	$ 865,266